SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011	Nov. 22, 2010 Common stock	Oct. 27, 2013 Common stock	Jan. 29, 2013 Common stock	Oct. 31, 2010 Before stock split Common stock	May 24, 2010 Before stock split Common stock	Oct. 27, 2013 After stock split Common stock	Oct. 28, 2012 After stock split Common stock	Oct. 30, 2011 After stock split Common stock	Oct. 27, 2013 Minimum	Oct. 27, 2013 Maximum	Oct. 27, 2013 Buildings Minimum	Oct. 27, 2013 Buildings Maximum	Oct. 27, 2013 Machinery and equipment Minimum	Oct. 27, 2013 Machinery and equipment Maximum
Property, plant and equipment
Estimated useful life														20 years	40 years	5 years	10 years
Equity Method Investments
Ownership percentage												20.00%	50.00%
Equity investments impairment charges	$ 0	$ 0	$ 0
Shares Repurchases
Number of shares authorized to be repurchased (in shares)						10,000,000		5,000,000
Stock repurchased (in shares)							600,000
Stock repurchased under new authorization (in shares)					600,000
Average price of shares repurchased (in dollars per share)							$ 42.86		$ 39.67	$ 28.65	$ 27.82
Average price of shares repurchased under new authorization,(in dollars per share)					$ 42.54
Authorized stock split ratio				2
Number of shares repurchased (in shares)									1,200,000	2,100,000	5,500,000
Goodwill and Other Intangibles
Goodwill impairment charges	0	0	0
Indefinite-lived intangible assets impairment charges	0	0	0
Impairment of Long-lived Assets
Long-lived assets impairment charges	0	0	0
Advertising Expenses
Advertising costs	89.9	103.4	115.3
Research and Development Expenses
Research and development expense	$ 29.9	$ 29.8	$ 29.4